Income Tax Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
PRC enterprises income tax:
Tax expense (income), continuing operations	$ 256,512	$ 1,244,281
PRC [Member]
PRC enterprises income tax:
Current tax
Deferred tax	256,512	1,244,281
Tax expense (income), continuing operations	$ 256,512	$ 1,244,281